Restricted cash	12 Months Ended
Dec. 31, 2018
Restricted Cash [Abstract]
Restricted cash
8. Restricted cash

	December 31, 2018	December 31, 2017
Current:
Restricted cash deposits - Greece	$296	$310
	296	310
Non-current:
Restricted credit card deposits	58	43
Restricted cash related to Letter of Guarantee - Greece	10,670	9,743
Environmental guarantee deposits	2,721	2,831
	$13,449	$12,617

Restricted cash is held on account with a financial institution in Canada to support a Letter of Guarantee issued in Canada and counter-guaranteed by the financial institution's Athens branch. The Letter of Guarantee was issued pursuant to the request from the Ministry of Environment and Energy in Greece to support the operation and restoration of the Kokkinolakkas Tailings Management Facility. The funds are invested at prevailing bank rates and interest is accrued monthly. Interest is paid directly to the account with the total balance being recorded as restricted cash. The account allows for any excess, above the notional principal of the Letter of Guarantee, to be remitted back to the Company.